SELECTED STATEMENTS OF INCOME DATA (Schedule of Financial Income and Other, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement Related Disclosures [Abstract]
Interest and amortization/accretion of premium/discount on marketable securities, net	$ 2,537	$ 5,607	$ 6,844
Exchange rates differences	241	3,961
Realized gain on marketable securities		3,388	32
Interest	1,149	953	430
Financial income	3,927	13,909	7,306
Interest	(9,580)	(1,861)	(66)
Debt issuance costs, amortization	(6,943)	(338)
Exchangeable Senior Notes amortization of discount	(6,278)
Exchange rates differences			(731)
Other	(1,518)	(925)	(780)
Financial expense	(24,319)	(3,124)	(1,577)
Other expenses, net	(19)	(480)	(425)
Financial income and other, net	$ (20,411)	$ 10,305	$ 5,304